Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2021
Significant Accounting Policies
Intangible assets

Intangible assets

Research and development costs

In developing this novel eVTOL technology, the Group is incurring significant research and development costs.

The costs for internally generated research and development are expensed when incurred. A portion of costs for internally generated development is capitalized if:

●	the product or process is technically feasible;
●	adequate resources are available to successfully complete the development;
●	the beneﬁts from the assets are demonstrated;
●	the costs attributable to the projects are reliably measured;
●	the Group intends to produce and market or use the developed product or process and can demonstrate its market relevance.

Management recognizes an interest for an air mobility service, especially within heavily populated urban areas; however, there is not yet an established market for this new industry. The self-developed eVTOL technology going into the Lilium Jet development is highly innovative and there are uncertainties related to successful completion of the development. Consequently, the Group has not yet capitalized development costs. These costs are reflected in the statement of operations in the period in which the expenditure is incurred.

Purchased intangibles

Intangible assets acquired separately are measured on initial recognition at cost. Following initial recognition, intangible assets are carried at cost less any accumulated amortization and accumulated impairment losses. Amortization is calculated on a straight-line basis:

Useful life
Software	2 – 15 years
Purchased concessions, rights and other intangible assets	10 – 20 years

Impairment tests

Impairment tests

At the end of each reporting period, the Group assesses whether there is an indication that an asset may be impaired. If any indication exists, or when annual impairment testing for an asset is required, the Group estimates the asset’s recoverable amount. The recoverable amount is determined for an individual asset, unless the asset does not generate cash inflows that are largely independent of those from other assets or groups of assets. An asset’s recoverable amount is the higher of an asset or cash generating unit (“CGU”)’s fair value less costs of disposal and its value in use. When the carrying amount of an asset or CGU exceeds its recoverable amount, the asset is considered impaired and is written down to its recoverable amount.

In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. In determining fair value less costs of disposal, recent market transactions are taken into account. If no such transactions can be identified, an appropriate valuation model is used.

Property, Plant and Equipment

Property, Plant and Equipment

Property, plant and equipment are measured at cost, net of accumulated depreciation and any accumulated impairment losses. Costs of construction recognized include all attributable direct costs including material and production overheads and, where applicable, an initial estimate of the cost of dismantling and removing the item and restoring the site on which it is located.

Borrowing costs are capitalized as part of the underlying asset under construction if there is a qualifying asset.

Subsequent expenditures on assets are capitalized only when it is probable that future economic benefits associated with the expenditure will flow to the Group. Repairs and maintenance are expensed in profit or loss in the period the costs are incurred.

If items of property, plant and equipment are sold or disposed of, the gain or loss arising from the disposal is recognized as other operating income or expense in the consolidated statement of operations and other comprehensive income (loss).

Depreciation is calculated on a straight-line basis based on the following useful lives:

Useful life
Rights to land and buildings including leasehold improvements	2 – 9 years
Technical equipment and machinery	3 – 25 years
Office and other equipment	3 – 13 years
Vehicles	5 – 11 years

Assets qualifying as low value assets with a value of up to €1 thousand are aggregated into groups and depreciated over a useful life of 5 years.

Leasehold improvements are amortized over the unexpired portion of the lease term or the estimated useful life of the improvements, whichever is shorter. The residual values, useful lives and methods of depreciation of property, plant and equipment are reviewed at each financial year end and adjusted prospectively, if appropriate.

Leases

Leases

The Group’s lease obligations primarily relate to rights to buildings mainly for its office and research and development premises. As lease contracts are negotiated on an individual basis, lease terms contain a range of different terms and conditions. Lease contracts are typically entered for a period of 2-9 years and regularly include renewal and termination options, which provide operational ﬂexibility to Lilium.

As a lessee, at the inception of a contract, the Group assesses whether the contract is, or contains, a lease. A contract is, or contains, a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration.

The Group recognizes right of use assets which represent a right to use the underlying leased assets and corresponding lease liabilities which represent the present value of future lease payments, and according to IFRS 16 B3-B8 adopting the exemption for excluding short-term leases (lease term of 12 months or less from commencement date and do not contain a purchase options) and leases of low value assets (acquisition costs less than €5 thousand), in the consolidated statement of financial position at the date at which the leased asset is available for use.

Liabilities arising from a lease are initially measured at present value of lease payments discounted using the interest rate implicit in the lease or the incremental borrowing rate in case the interest rate implicit in the lease is not readily determinable.

Main components of the lease payments included in the measurement of the lease liability comprise the following:

●	fixed lease payments;
●	variable lease payments that are linked to an index (consumer price index);
●	lease payments in an optional renewal period if the Group is reasonably certain to exercise an extension option.

Lease payments contain principal elements and interest. Interest is presented as part of finance costs in the consolidated statements of operations and other comprehensive income using the effective interest method. Principal and interest portion of lease payments have been presented within ﬁnancing activities in the consolidated statement of cash flows. The carrying amount of lease liabilities is remeasured if there is change in the future lease payments due to change in index or rate.

Right of use assets at the lease commencement date are measured at cost less any accumulated depreciation and impairment losses and adjusted for any remeasurement of lease liabilities recognized. Cost of right of use assets includes lease liabilities, initial direct costs, prepayments made on or before the commencement date and less any lease incentives received. Right of use assets are depreciated on a straight-line basis from the commencement date to the earlier of the end of the useful life of the right-of-use asset and the end of the lease term. The estimated useful lives of right of use assets are determined on the same basis as those of the leased property and equipment. The right of use asset is periodically assessed for impairment. The Group has presented right of use assets within “Property, plant and equipment”.

Assets related to retirement obligations for leased buildings are included in the cost of right of use assets for the respective underlying building lease.

The Group does not have any contracts as a lessor as of the date of the consolidated statement of financial position.

Investment in associated Companies

Investment in associated Companies

Under the equity accounting method, the investment in an associate is initially recognized at cost. The carrying amount of the investment is subsequently adjusted to recognize changes in the Group’s share of net assets of the associate since the acquisition date.

On acquisition of the investment, any difference between the cost of the investment and the entity’s share of the net fair value of the investee’s identifiable assets and liabilities is accounted for as follows:

(a)	Goodwill relating to an associate is included in the carrying amount of the investment. Amortization of that goodwill is not permitted.
(b)	Any excess of the entity’s share of the net fair value of the investee’s identifiable assets and liabilities over the cost of the investment is included as income in the determination of the entity’s share of the associate’s profit or loss in the period in which the investment is acquired.

The consolidated statement of operations and other comprehensive income (loss) reflects the Group’s share of the results of operations of the associate. Any change in other comprehensive income (loss) (“OCI”) of those investees is presented as part of the Group’s OCI. Gains and losses resulting from transactions between the Group and the associate would be eliminated to the extent of the interest in the associate.

Non-financial Assets

Non-financial Assets

Insurance recoveries are recognized for expected reimbursements for damaged assets. They have been measured based on a ratio of total tangible assets to insurance coverage. The tangible asset values were derived from replacement costs adjusted to exclude tools still available, premiums paid on materials and costs of related salaries or wages. Other non-financial assets are recognized at their nominal amounts.

Cash and Cash Equivalents

Cash and Cash Equivalents

Cash and cash equivalents in the consolidated statement of financial position and consolidated statement of cash flows comprise cash at banks and on hand, and short-term highly liquid deposits with a maturity of three months or less that are readily convertible to a known amount of cash and subject to an insignificant risk of changes in value. Depending on the classification, these financial assets are measured at amortized cost or fair value with changes through profit or loss – see financial instruments, note 28.

Treasury Shares

Treasury Shares

The treasury shares represent the amount paid or payable for own shares held in treasury. The nominal value of the shares is shown in the treasury share reserve, which is part of the capital reserves. Acquisition values higher or lower than the nominal value are reduced from or added to the share premium reserve.

Financial Instruments

Financial Instruments

Financial instruments are contracts that give rise to a financial asset for one entity and to a financial liability or equity instrument for another entity. Purchases or sales of financial assets that require delivery of assets within a time frame established by regulation or convention in the marketplace (regular way trades) are recognized on the settlement date.

Financial assets and financial liabilities are offset, and the net amount is reported in the consolidated statement of financial position if there is a currently enforceable legal right to offset the recognized amounts and there is an intention to settle on a net basis, to realize the assets and settle the liabilities simultaneously. The Group has no such assets and liabilities.

Financial assets

The Group’s financial assets include cash and cash equivalents and other financial assets. Other financial assets consist of security deposits for leases, fixed-term deposits and money market funds.

Financial assets are initially measured at fair value plus, in the case of a financial asset not measured at fair value through profit or loss, transaction costs. As an exception of this general rule, trade receivables are measured at their transaction price.

Financial assets are classified at initial recognition as either measured at amortized cost (“AC”), fair value through other comprehensive income (“FVOCI”), or fair value through profit or loss (“FVTPL”) depending on the contractual cash flows and the Group’s business model for managing them. For all financial assets the Group has the objective to hold financial assets in order to collect the contractual cash flows. If the contractual terms of the financial assets give rise on specified dates to cash flows that are solely payments of principal and interest on the principal outstanding amount, the Group will measure these financial assets at amortized cost under consideration of impairment (see following section). All financial assets are measured at amortized cost, with the exception of money market funds and promissory notes which are required to be measured at fair value through profit or loss because their cash flows are not solely payments of principal and interest on the principal outstanding amount.

Gains and losses from financial assets measured at fair value (FVTPL) are shown in the income statement in finance income and finance expense. Gains and losses from financial assets measured at amortized cost (AC) including effects resulting from impairment are also presented in finance income and finance expense. Generally, the gains and losses from foreign currency translation effects are presented in other income / other expense.

A financial asset is derecognized (i.e., removed from the Group’s consolidated statement of financial position) when the rights to receive cash flows from the asset have expired or have been transferred in terms of fulfilling the derecognition criteria.

Impairment of financial assets — expected credit losses (“ECL”)

All financial assets measured at amortized cost are required to be impaired at initial recognition in the amount of their expected credit loss (“ECL”). ECLs are based on the difference between the contractual cash flows due in accordance with the contract and all the cash flows that the Group expects to receive. Lilium recognizes an allowance for ECLs for cash and cash equivalents and other financial assets according to the “general approach”. This means that ECLs are recognized in three stages. For credit exposures at initial recognition, ECL are provided for credit losses that result from default events which may be possible within the next 12-months (Stage 1: a 12-month ECL). For credit exposures for which there has been a significant increase in credit risk since initial recognition (which is deemed to have occurred if a payment is more than 30 days past due), a loss allowance is required for credit losses expected over the remaining life of the exposure, irrespective of the timing of the default (Stage 2: a lifetime ECL). The same applies if objective indications exist that a default event has occurred (Stage 3: an incurred loss). In this case, any interest income is measured on the basis of the net carrying amount, while for stage 1 and 2 the basis is the gross carrying amount. Examples of objective evidence are significant financial difficulties experienced by the debtor, payment default or delays, a lowering of the credit rating, insolvency or where measures are taken to secure a debtor’s financial situation, or if other observable data indicates that expected cash flows deriving from financial assets may be appreciably reduced.

For cash and cash equivalents as well as other financial assets, the simplification available for financial instruments with a low credit risk (“low credit risk exemption”) is applied as of the reporting date. Factors that can contribute to a low credit risk assessment are debtor-specific rating information and related outlooks. The requirement for classification with a low credit risk is regarded to be fulfilled for counterparties that have at least an investment grade rating; in this case there is no need to monitor credit risks for financial instruments with a low credit risk.

The default probabilities applied to determine the expected credit losses for cash and cash equivalents and other financial assets are based on credit default swap spreads that are quoted on markets, which take future-oriented macroeconomic data into account.

In general, Lilium defines a default event as a situation in which the debt is no longer recoverable. If the financial instrument is perceived to be unrecoverable, then the expectation is that future contractual cash flows will not occur. At this point in time, the balance is written off after giving consideration to any possible security that is available.

Impairment losses (including reversals of impairment losses on financial assets) are not presented as a separate item in accordance with IAS 1.82(ba) as they are considered immaterial. Impairment losses or income from the reversal of impairment losses on financial assets are reported net under finance income or finance expenses.

Financial liabilities

The Group’s financial liabilities include warrants, lease liabilities (see note 16), convertible loans (including embedded derivatives), derivatives, trade and other payables, and other financial liabilities.

Financial liabilities are classified as measured at amortized cost (“AC”) or fair value through profit or loss (“FVTPL”). All financial liabilities are recognized initially at fair value less, in the case of a financial liability not at fair value through profit or loss, directly attributable transaction costs.

Financial liabilities at FVTPL are measured at fair value and gains and losses resulting from changes in fair value are recognized in finance income / expenses. The Group only accounts for separated embedded derivatives of convertible loans and warrants as well as for other derivatives as a financial liability at FVTPL. All other financial liabilities are subsequently measured at amortized cost using the effective interest rate (“EIR”) method. When applying the effective interest rate method, the Group generally amortizes any fees, points paid or received, transaction costs and other premiums or discounts that are included in the calculation of the EIR over the expected life of the financial instrument. Gains and losses are recognized in interest expense when the liabilities are derecognized as well as through the EIR amortization process. For financial liabilities subsequently measured at amortized cost, the foreign currency translation effects are presented in other income or expense.

An embedded derivative in a hybrid contract, with a financial liability or a non-financial host, is separated from the host and accounted for as a separate derivative if: the economic characteristics and risks are not closely related to the host; a separate instrument with the same terms as the embedded derivative would meet the definition of a derivative; and the hybrid contract is not measured at fair value through profit or loss. The assessment whether to separate an embedded derivative is done only once at initial recognition of the hybrid contract. Reassessment only occurs if there is a change in the terms of the contract that significantly modifies the cash flows. Embedded derivatives are measured at fair value with changes in fair value recognized in profit or loss.

A financial liability is derecognized when the obligation under the liability is discharged or cancelled or expires. When an existing financial liability is replaced by another from the same lender on substantially different terms, or the terms of an existing liability are substantially modified, such an exchange or modification is treated as the derecognition of the original liability and the recognition of a new liability. The resulting gain or loss is recognized in the consolidated comprehensive income statement.

Convertible Loans

IFRS requires that a convertible loan shall be bifurcated into a debt component and a conversion right if the latter is an equity instrument. The conversion right of a convertible loan is not an equity instrument but a liability if some conversion features of the loan lead to a conversion into a variable number of shares. In this case it has to be assessed if embedded derivatives need to be separated from the host contract (see section above). If this is the case, the remaining host contract is measured at amortized cost and the separated embedded derivative is measured at fair value through profit or loss until the loan is converted into equity or becomes due for repayment.

The conversion features and other repayment options provided for in the contract are identified as a combined embedded derivative if they share the same risk exposure and are interdependent.

Derivative Warrant Liabilities

The Group evaluates all of its financial instruments, including issued stock purchase warrants, to determine if such instruments are derivatives or contain features that qualify as embedded derivatives, pursuant to “IFRS 9 Financial Instruments” (“IFRS 9”).

Warrants are recognized as derivative liabilities in accordance with IFRS 9. Accordingly, the Group recognizes the warrant instruments as liabilities at fair value and adjusts the instruments to fair value at each reporting period. The liabilities are subject to re-measurement at each balance sheet date until exercised, and any change in fair value is recognized in the Group’s statements of operations.

Income Taxes

Income Taxes

Current income taxes

Current income tax assets and liabilities are measured at the amount expected to be recovered from or paid to the taxation authorities. The tax rates and tax laws used to compute the amount are those that are enacted or substantively enacted at the reporting date in the countries where the Group operates and generates taxable income.

Management periodically evaluates positions taken in the tax returns with respect to situations in which applicable tax regulations are subject to interpretation and establishes provisions where appropriate.

Deferred taxes

The Group uses the liability method of accounting for income taxes. Deferred income tax assets and liabilities represent temporary differences between the carrying amounts of assets and liabilities in the consolidated financial statements and their corresponding tax basis used in the computation of taxable income. Deferred tax, however, is not recognized on the initial recognition of goodwill or the initial recognition of an asset or liability (other than in a business combination) in a transaction that affects neither tax nor accounting income.

Deferred tax assets are recognized for all deductible temporary differences, carry forward of unused tax credits and any unused tax losses to the extent it is probable that taxable profit will be available against which the deductible temporary differences, the carry forward of unused tax credits and the unused tax losses can be utilized.

Deferred tax liabilities are recognized for all taxable temporary differences associated with investments in subsidiaries and associates, except where the Group is able to control the reversal of the temporary differences and it is probable that the temporary difference will not reverse in the foreseeable future.

Deferred tax assets and liabilities are measured at the tax rates that are expected to apply in the year in which the asset is realized, or the liability is settled, based on tax rates (and tax laws) that have been enacted or substantively enacted at the reporting date.

Deferred tax liabilities and assets are offset when there is a legally enforceable right to offset current tax assets against current tax liabilities and when they relate to income taxes levied by the same taxation authority and the Group intends to settle its current tax assets and liabilities on a net basis.

Current and deferred tax items are recognized similar to the underlying transaction either in profit or loss, other comprehensive income or directly in equity. Changes in deferred tax assets or liabilities are recognized as a component of tax expense (benefit) in the consolidated statement of operations, except where they relate to items that are recognized in other comprehensive income or directly in equity, in which case the related deferred tax is also recognized in other comprehensive income or equity, respectively. Where deferred tax arises from the initial accounting for a business combination, the tax effect is included in the accounting for the business combination.

Deferred tax assets and deferred tax liabilities are not discounted.

Deferred taxes are always classified as non-current.

Provisions

Provisions

Provisions are recognized when the Group has a present obligation (legal or constructive) as a result of a past event, it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation and a reliable estimate can be made of the amount of the obligation.

Fair Values of Assets and Liabilities

Fair Values of Assets and Liabilities

Fair value is a market-based measurement. For some assets and liabilities, observable market transactions or market information is available. For other assets and liabilities, observable market transactions or market information might not be available. When a price for an identical asset or liability is not observable, another valuation technique is used. To increase consistency and comparability in fair value measurements, there are three levels of the fair value hierarchy:

●	Level 1: contains the use of unadjusted quoted prices in active markets for identical assets or liabilities
●	Level 2: inputs are other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly
●	Level 3: inputs are based on unobservable market data

If the inputs used to measure the fair value of an asset or a liability fall into different levels of the fair value hierarchy, then the fair value measurement is categorized in its entirety in the same level of the fair value hierarchy as the lowest level input that is significant to the entire measurement.

The Group recognizes transfers between levels of the fair value hierarchy at the end of the reporting period during which the change has occurred.

Further information about the assumptions made in measuring fair values of financial instruments is included in note 28.1.

In cases where a gain or loss arises on initial recognition of a financial asset or a financial liability because the fair value deviates from the transaction price and is neither evidenced by a quoted price in an active market for an identical asset (i.e., a Level 1 input) nor based on a valuation technique that uses only data from observable markets (i.e., a Level 2 input), this gain or loss remains unrecognized until all market inputs become observable. In case such gain or loss results from a transaction with shareholders, this amount is to be considered as capital contribution to the Group and is therefore to be recognized in equity.

Share-based Payments

Share-based Payments

General accounting principles

The Group offers share-based payments that have been issued to the Group’s employees and advisors in exchange for their service.

These share-based payments qualify either as cash-settled or equity-settled transactions depending on the terms of settlement. When the settlement choice (i.e. cash versus shares) lies with the participant, awards are classified as compound financial instrument. Only in the case the equity component is zero, the award is accounted for as a cash-settled option. When the settlement choice lies with the Group, the award is classified as equity-settled grant unless the Group has a present obligation to settle in cash.

For cash-settled awards a liability is recognized for the fair value. The fair value is measured initially and at each reporting date up to and including the settlement date, with changes in fair value recognized in profit or loss for the period.

An equity-settled award is measured based on the fair value determined at the grant date, or the modification date for employees and advisors who accepted the modified contract, and the number of awards expected to vest. The fair value remains unchanged after grant date.

The Group grants several share-based awards in several different plans, which are described in the following. Refer to note 22 for the measurement approach of the fair value of options. Due to the Reorganization, the Group has granted certain nonrecurring share-based awards to external consultants.

The expenses for services received are recognized when the participant renders services over the applicable vesting period with a corresponding increase of either the liability or equity, depending on the classification of the awards. The related share-based payment expense is recorded in the functional cost category to which the award recipient’s costs are classified.

Standard Employee Stock Option Program (“ESOP”)

The Group maintains a standard Employee Stock Option Program (“ESOP”), originally established in 2017, which allows for the issuance of options to purchase ordinary shares to its employees, executives and certain advisors. Share options typically follow a vesting schedule over a four-year period. 25% will vest after the one-year anniversary of the applicable vesting commencement data (the “Cliff Period”) and then monthly thereafter on a graded vesting basis through the end of the vesting period. Individuals must continue to provide services to a Group entity in order to vest. Upon termination, all unvested options are forfeited. There is no contractual life for the share options provided in the contract. Vested options can only be exercised at the occurrence of defined exit events.

The manner of settlement in the form of cash or shares under the original terms of the ESOP implemented in 2017 (the “2017 ESOP”) was at the election of the participants and, accordingly, options granted under the 2017 ESOP were classified as cash settled. In November 2020, the Group modified certain terms and conditions of the 2017 ESOP (the “2020 ESOP”), which included modifications to the manner of settlement and stipulated that the Group has the discretion to determine the form of settlement of the options. Furthermore, the definition of an exit event was extended to include an indirect IPO, such as a merger of the Group into a publicly traded shell company, if certain additional conditions are met.

Letters were sent to all participants of options granted under the 2017 ESOP and each such holder was asked to provide acceptance of the amendments before the end of December 2020. Options granted to participants who were U.S. resident taxpayers at the time of grant were also revised to clarify that such awards would be functionally treated as restricted stock units for U.S. tax purposes, and such options would be automatically settled to the extent vested upon an exit event that occurs within eight years of the grant date and would continue to be automatically settled on each vesting date. As of December 31, 2021: 100% (December 31, 2020: 89%) of the holders of options granted under the 2017 ESOP accepted the terms of the modification, which triggered a change in the accounting treatment from cash-settled to equity settled. Consequently, these options were remeasured at the modification date fair value and the relevant liability was transferred to equity.

In October 2021, Lilium GmbH sent letters to all employees under the current ESOP plan to modify certain terms of the agreement. As per the modification agreement, an employee’s vested options shall now be exclusively settled in shares of Lilium N.V. instead of shares of Lilium GmbH in consideration for the employee’s claim for settlement under the ESOP conditions (as amended) to Lilium N.V. Options which are unvested at the time of the modification shall continue to vest in accordance with the regular vesting schedule. Vested options shall become exercisable after expiration of a lock-up period of 180 calendar days from the date of listing of Lilium N.V. on the Nasdaq Stock Market. Vested options may not be exercised at any freely selected point in time after the expiration of the lock-up period but must be exercised during certain exercise windows during each quarter of the fiscal year of the Group, their exact dates during each such quarterly period being determined by the Group. The options will expire on the 10th anniversary on the date which vested options become exercisable. As of December 31, 2021: 100 % of the holders of the options have signed the modification agreement. By signing this modification, the illiquid shares of Lilium GmbH have been converted to liquid shares of Lilium N.V. tradable on Nasdaq Stock Market. Additionally, the exercise condition of an exit event is also waived.

General population – Restricted Stock Units (“RSU”)

The Group offered Restricted Stock Units to its newly hired employees in 2021 based on their grade. Upon vesting the plan participants are eligible to acquire shares at a price of €0.12. Final contracts are still in the drafting phase. Based on the communication to the new hires the vesting will be take place in equal quarterly installments until December 31, 2024, with the first 12 months as cliff period. The RSU are expected to be settled in shares of Lilium N.V., and hence are accounted as equity-settled awards.

Upon termination, employee is entitled to the vested portion of the RSU. All unvested RSU are forfeited.

Executives - Restricted Stock Units (“RSU”)

The Group offered restricted stock units of Lilium N.V. to executives. These RSU are expected to be settled in shares, but the Group has the option to settle in cash. Hence, they are accounted as equity-settled awards. RSU are exercisable with a nominal amount of €0.12 per share. The RSU can be divided into four categories, based on their vesting schedule, specified below:

General RSU - RSU shall vest in general in equal monthly instalments between the vesting commencement date and December 31, 2025, subject to participants’ continuous service to a Group entity.

Annual RSU - RSU shall vest in full on the date immediately preceding the Group’s 2022 annual general meeting of shareholders, subject to participants’ continuous service.

Initial RSU - The RSU shall vest equal instalments on each of the first, second and third anniversaries of the vesting commencement date, subject to participants’ continuous service.

Election RSU – 16 % RSU shall be fully vested as of the date of grant. The remaining 84 % RSU shall vest in full on January 1, 2022, subject to participant’s continuous service.

Upon termination, the executive is entitled to the vested portion of the RSU. All unvested RSU are forfeited.

Executives – Performance-based stock options

The Group offers performance-based stock options of Lilium N.V. shares to executives. These options are settled in Lilium N.V. shares and can be exercised as soon as they vest until expiration or 90 days after the participant ceases to be an employee of the Group. The performance-based stock options are expected to be settled in shares of Lilium N.V., and hence they are accounted for as equity-settled options.

These options vest and are exercisable upon the satisfaction of both the service-based vesting criteria and the performance-based vesting condition. Typically, the service-based vesting criteria shall be satisfied in 17 quarterly installments between the vesting commencement date and December 31, 2025. The performance-based vesting condition shall be satisfied on the date the Group earns its first dollar or any equivalent currency of revenue recognized in the Group’s financial statements directly from providing service to a customer by the operation of its own developed and certified aircraft by either the European Union Aviation Safety Agency or the Federal Aviation Administration and the customer has also paid for such services. The maximum term of options granted is 10 years from the date of grant.

If the performance-based vesting condition is satisfied prior to any service-based vesting date, any portion of the option with respect to which the service-based vesting criteria have not been satisfied as of the date the performance-based vesting condition is achieved shall remain subject to satisfaction of such service-based vesting criteria.

Executives - Time-based stock options

In addition, there are time-based stock options for one participant. Time-based stock options are settled in shares of Lilium N.V. and are treated as equity-settled. 7.7 % options vest on December 31, 2021. Remaining options vests in equal monthly installments commencing on January 1, 2022 and ending on December 31, 2025, subject to participants’ continuous service in the Group. These options can be exercised only after March 13, 2022 until expiration or until 90 days after the participant ceases to be an employee. The maximum term of options granted is the 10 years from date of grant.

Upon termination, employee is entitled to the vested portion of the shares. All unvested options are forfeited.

Executives – Success fees

The Group has granted success fees to certain key management personnel for successful fundraising.

Initial success fees were granted end of 2020 and beginning of 2021. Upon successful fundraising in September 2021, one award was settled in shares while another award was settled by execution of a so-called Joint Stock Ownership Program (“JSOP”) arrangement and a bonus agreement. Please refer to the section below for more details on the JSOP and the bonus.

New success fees for future fund-raising were agreed upon in September 2021, superseding the initial arrangement. Upon successful new financing until December 31, 2025, the participant will receive an agreed percentage of the fundraising in shares or cash capped at specific maximum funding amount. The new arrangements offer a settlement choice to the participants and are accounted for as cash-settled accordingly. In case the plan participants chose to settle in equity, he needs to pay the nominal share value. As the new success fees may be settled in cash as per participants’ choice, they are accounted as cash-settled awards.

The expense for success fees is recognized over the period until a successful financing is expected. The assumption regarding a successful financing is reassessed by management at each reporting date. In case a successful financing is probable, the compensation expense is recognized.

Executives - Presence bonus

Additionally, the annual presence bonus awards are offered to one individual if the individual performs an agreed percentage of employment services from the base location (Group’s head offices near Munich, Germany).

The employee shall be eligible to an annual bonus in each calendar year from 2021 until 2025. The bonus will be accounted for on an annual basis, i.e., the period the respective services are received. As the condition was not met in 2021 the bonus was forfeited. Generally, the bonus offers a choice of settlement to the Group. The annual presence bonus awards are to be settled in shares of Lilium N.V., and hence are accounted for as equity-settled awards.

Executives - Joint Stock Ownership plan (JSOP) and bonus

Between one management member of the UK subsidiary and the Group, a success fee was agreed (see description on success fees above). Upon successful fundraising the success fee agreement provided the management member with a settlement choice to either receive cash, shares, participate from the value of shares based on a JSOP and a bonus agreement or a combination of cash and shares/JSOP. The management member has chosen a remuneration based on JSOP and the bonus.

Setting-up the JSOP and the bonus according to the arrangements made consists of the following steps:

●	Setting up a trust: A Dutch foundation “Stichting JSOP” was incorporated through a deed of incorporation.
●	Joint Ownership agreement: Shares in Lilium N.V. with a total value corresponding to the success fee were issued against a fair market value consideration to Stichting which serves as joint owner of the shares together with the management member. The management member has a sell right, which upon exercise, has the effect that all shares held together with
Stichting are sold in the market. The sell right needs to be executed before September 14, 2026. If the sell right expires, the Stichting has a buy right buying back the management member’s shares. The buy right needs to be executed before March 14, 2027. In any case, the shares will be sold. The proceeds from the shares will be divided between the Stichting and the management member according to the respective portion in the shares, also taking into consideration that Stichting is entitled to a carry charge of 7.5 % p.a.
●	Bonus agreement with Lilium GmbH: Stichting’s portion of the sale of shares are paid to Lilium GmbH and forwarded to the manager after deduction of employment income tax and social security contributions.
●	In substance, the management member receives in total the proceeds from the sale of shares after execution of the Sell Right or Buy Right, one part directly from Stichting (“JSOP”) and the other part from the Lilium GmbH as a bonus:
o	The proceeds directly from the JSOP are the difference between the proceeds from the sale of shares received (treasury shares due to consolidation) and the acquisition cost of the shares received at the time of the setup of the Stichting plus 7.5 % interest p.a.; if this difference is negative, the JSOP is nil.
o	The bonus is the lower of the proceeds from the sale of shares received (treasury shares due to consolidation) and the acquisition costs of the shares at the time of the setup of the Stichting plus 7.5 % interest p.a.

As the management member will receive cash from the JSOP and the bonus, both parts of these awards are accounted for as cash-settled.

Advisors – Strategic collaboration agreement

On July 31, 2021, Lilium executed a term sheet in which Lilium agreed to enter into negotiations with Brazilian airline Azul S.A. and Azul Linhas Aereas Brasileiras S.A. (collectively, “Azul”) to establish a strategic collaboration whereby Azul and Lilium will negotiate contracts to buy a certain number of Lilium Jets. Except for the up-front warrants, the term sheet is legally non-binding. As of the date these financial statements were approved, no contracts with respect to the acquisition of Lilium Jets or any other collaboration have been executed.

The Azul up-front warrants are within the scope of IFRS 2 Share-Based Payment as they were granted in contemplation of signing a service agreement to explore the feasibility of eVTOL in Brazil and are expected to be settled in our Class A shares. In consideration of the commercial collaboration, Lilium agreed to use all efforts to grant to Azul warrants to purchase up to 8,000,000 Class A shares at an exercise price of €0.12 per share, consisting of

(i)	warrants to purchase 1,800,000 Class A shares, which warrants were issued to Azul on a fully vested basis on October 22, 2021, granted for the signed term sheet and
(ii)	subject to the execution of definitive agreements and legally non-binding, warrants to purchase additional 6,200,000 Class A shares, which are expected to vest in three tranches. These warrants are subject to the execution of the above-mentioned definitive agreements and legally non-binding. As of the balance sheet date it was not yet sufficiently probable that they will be granted.

As the Azul up-front warrants are to be settled in shares of Lilium N.V., they are accounted as equity-settled awards.

Share listing expense

The Reorganization is accounted for within the scope of IFRS 2. In accordance with IFRS 2, the difference in the fair value of the shares issued to former Qell’s shareholders by Lilium (€165.0 million) and the fair value of the Qell’s identifiable net assets (€53.9 million) represents a service received by Lilium, and thus is recognized as an expense (€111.1 million) at Closing Date.

The determination of the fair value of the shares issued is based on the share price of Lilium N.V.’s publicly traded common stock. As of Closing Date, Lilium N.V. shares issued to Qell shareholders were trading at $9.41 per share. This trading price represents a Level 1 measurement, as it is a quoted price in an active market with sufficient trading volume for identical instruments. Within the Reorganization, Qell shareholders have received 21,080,961 shares in Lilium N.V. some of which are subject to transfer restrictions:

1.	Sponsor Lock-Up Shares: 4,595,133 Lilium Class A Shares acquired by Qell Partners LLC (the “Sponsor”) in connection with the Reorganization, having a lock-up period of one year.
2.	Sponsor Earnout Shares: 3,063,422 Lilium Class A Shares acquired by the Sponsor in connection with the Reorganization. Pursuant to the Sponsor Support Agreement, concurrently with the closing of the Business Combination, the Sponsor Earnout Shares were imprinted in three tranches (1,148,783, 1,148,783 and 765,856 shares respectively) with a legend to note restrictions on transfer, which will be removed after the occurrence of a certain milestone or a specific date which is between March 2024 and September 2025.

For the transfer restrictions, the valuation has been adjusted as follows:

●	Qell Sponsor Lock-Up Shares: the closing price of Lilium N.V. shares as of Closing Date has been adjusted for a 5 % discount for lack of marketability due to the one-year lock-up restriction
●	Qell Sponsor Earnout Shares: the closing price of Lilium N.V. shares as of Closing Date has been adjusted for a 5 % discount for lack of marketability.

The net assets held by Qell had a fair value upon closing of €53.9 million, comprising of cash and cash equivalents held in Qell’s trust account (€83.3 million), offset by current liabilities (€3.6 million) and financial liabilities for the former Qell Warrants (€25.8 million). As the share listing expense is to be settled in shares of Lilium N.V., it is accounted as equity-settled awards.

Pension Benefits

Pension Benefits

The Group operates a defined benefit pension plan in Switzerland which requires contributions to be made to a separately administered fund. The cost of providing benefits under the defined benefit plan is determined using the projected unit credit method. The defined benefit obligation is recognized within non-current provisions.

Remeasurements, comprising of actuarial gains and losses, the effect of the asset ceiling, and the return on plan assets (excluding amounts included in net interest on the net defined benefit liability), are recognized immediately in the consolidated statement of financial position with a corresponding debit or credit to retained earnings through OCI in the period in which they occur. Remeasurements are not reclassified to profit or loss in subsequent periods.

Past service costs are recognized in profit or loss on the earlier of:

●	The date of the plan amendment or curtailment, and
●	The date that the Group recognizes related restructuring costs

Net interest is calculated by applying the discount rate to the net defined benefit liability or asset. The Group recognizes the following changes in the net defined benefit obligation under, ‘Research and development’, ‘General and administrative’, and ‘Selling’ expenses’ in the consolidated statement of operations and other comprehensive income (loss) (by function):

●	Service costs comprising current service costs, past-service costs, gains and losses on curtailments,
●	Non-routine settlements, and
●	Net interest expense or income

Non-financial Liabilities	Non-financial Liabilities Non-financial liabilities are recognized at their nominal amounts.
Revenue Recognition

Revenue Recognition

Revenues from contracts are recognized when the customer gains the ability to direct the use of and obtain substantially all the remaining benefits from the services performed. The consideration which the Group expects to receive is allocated to each of the performance obligations, using the relative stand-alone selling price method.

Government Grants

Government Grants

Grants from governments are recognized at their fair value, where there is a reasonable assurance that the grant will be received, and the Group will comply with all attached conditions. Government grants relating to costs are deferred and recognized gross in other operating income over the period necessary to match them with the cost that they are intended to compensate.